SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT AND GEOGRAPHIC INFORMATION
Summary of key financial metrics by segment and reconciliation from total segment adjusted EBITDA to loss before income tax

	2023
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,743	11,503	—	90,246
Segment adjusted EBITDA	12,872	3,787	22,440	39,099

	2022
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,778	16,280	—	95,058
Segment adjusted EBITDA	14,155	9,329	(3,546)	19,937

	2021
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	27,587	11,894	—	39,481
Segment adjusted EBITDA	1,868	6,873	(11,276)	(2,534)

in € thousand	2023	2022	2021
Total segment adjusted EBITDA	39,099	19,937	(2,534)
Financial result	9,594	(11,988)	(14,654)
Amortization and depreciation	(6,904)	(6,283)	(4,893)
Share of profit (loss) in joint ventures	(1,057)	—	—
Income tax benefit (expense)	(2,778)	1,924	(5,195)
Net income (loss) for the period	37,953	3,591	(27,277)

Summary of revenue and non-current assets that can be split into geographical areas

in € thousand	2023	2022	2021
China	15,308	39,424	17,652
Taiwan	1,634	12,846	3,814
USA	17,522	11,478	3,375
Germany	9,577	10,743	5,390
Malaysia	16,681	7,915	—
Austria	17,810	3,928	3,793
Other	11,714	8,724	5,457
Total	90,246	95,058	39,481

in € thousand	12/31/2023	12/31/2022
Germany	26,853	28,334
China	2,504	1,922
Other	376	266
Total	29,733	30,523